Consolidated Statements of Equity (USD $) In Thousands, except Share data	Common Class A [Member]	Common Class B [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Balance, November 1, 2008 at Oct. 31, 2008	$ 738	$ 153	$ 135,299	$ 418,626	$ (109,295)	$ (115,257)	$ 976	$ 331,240
Balance, November 1, 2008 (in Shares) at Oct. 31, 2008	62,109,159	14,639,746	5,600
Stock options, amortization and issuances				5,030				5,030
Stock option cancellations				15,687				15,687
Restricted stock amortization, issuances and forfeitures	6			16,127				16,133
Restricted stock amortization, issuances and forfeitures (in Shares)	506,640
Conversion of Class B to Class A common stock (in Shares)	66,427	(66,427)
Noncontrolling interest in consolidated joint ventures							(246)	(246)
Net income (loss)					(716,712)			(716,712)
Balance at Oct. 31, 2009	744	153	135,299	455,470	(826,007)	(115,257)	730	(348,868)
Balance (in Shares) at Oct. 31, 2009	62,682,226	14,573,319	5,600
Stock options, amortization and issuances	1			5,094				5,095
Stock options, amortization and issuances (in Shares)	152,590,000
Restricted stock amortization, issuances and forfeitures	3			3,344				3,347
Restricted stock amortization, issuances and forfeitures (in Shares)	271,623
Conversion of Class B to Class A common stock (in Shares)	8,524	(8,524)
Noncontrolling interest in consolidated joint ventures							(100)	(100)
Net income (loss)					2,588			2,588
Balance at Oct. 31, 2010	748	153	135,299	463,908	(823,419)	(115,257)	630	(337,938)
Balance (in Shares) at Oct. 31, 2010	63,114,963	14,564,795	5,600
Stock options, amortization and issuances				4,377				4,377
Restricted stock amortization, issuances and forfeitures	4			589				593
Restricted stock amortization, issuances and forfeitures (in Shares)	414,320
Stock Issuance February 14, 2011 offering	135			54,764				54,899
Stock Issuance February 14, 2011 offering (in Shares)	13,512,500
Issuance of prepaid common stock purchase contracts				68,092				68,092
Settlement of prepaid common stock purchase contracts	34			(34)
Settlement of prepaid common stock purchase contracts (in Shares)	3,400,658
Conversion of Class B to Class A common stock (in Shares)	4,331	(4,331)
Noncontrolling interest in consolidated joint ventures							(538)	(538)
Net income (loss)					(286,087)			(286,087)
Balance at Oct. 31, 2011	$ 921	$ 153	$ 135,299	$ 591,696	$ (1,109,506)	$ (115,257)	$ 92	$ (496,602)
Balance (in Shares) at Oct. 31, 2011	80,446,772	14,560,464	5,600